Average Annual Total Returns (American Blue Chip Income and Growth Trust)	12 Months Ended
May 01, 2011
S&P 500 Index
Average Annual Total Returns
One Year	15.06%
Five Year	2.29%
Since Inception	2.28%
Date of Inception	Jul. 05, 2001
Series I, American Blue Chip Income and Growth Trust
Average Annual Total Returns
One Year	12.01%
Five Year	1.43%
Since Inception	1.77%
Date of Inception	Jul. 09, 2003
Series II, American Blue Chip Income and Growth Trust
Average Annual Total Returns
One Year	11.75%
Five Year	1.26%
Since Inception	1.62%
Date of Inception	Jul. 05, 2001
Series III, American Blue Chip Income and Growth Trust
Average Annual Total Returns
One Year	12.29%
Five Year	1.86%
Since Inception	2.03%
Date of Inception	Jan. 02, 2008